Share-Based Compensation - Schedule of Parameters Used in Applying the Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parameters Used in Applying the Model [Abstract]
Expected volatility			117.00%
Risk-free rate			3.60%
Dividend yield			0.00%
Expected term (years)			6 years 29 days
Share price (in Dollars per share)			$ 1.43